Vessels, net and assets held for sale (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Vessels, net
	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2017	$1,775,689	$ (407,958)	$1,367,731

Acquisitions and improvements	967	—	967
Depreciation for the period	—	(71,358)	(71,358)
Impairment of vessel	(9,279)	5,997	(3,282)
Classification as asset held for sale	(28,862)	—	(28,862)

Balance as at December 31, 2017	$1,738,515	$ (473,319)	$ 1,265,196

Acquisitions and improvements	75,327	—	75,327
Depreciation for the period	—	(71,009)	(71,009)
Impairment of vessel	(78,607)	49,802	(28,805)
Disposals	(10,927)	—	(10,927)

Balance as at December 31, 2018	$ 1,724,308	$ (494,526)	$ 1,229,782